Investment Strategy	Jan. 27, 2026
Unusual Whales Subversive Democratic Trading ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of publicly-traded companies that sitting Democratic members of the U.S. Congress and/or their family members (i.e., a spouse and/or any dependent children) also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act of 2012, as amended (“STOCK Act”).

Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of the U.S. Congress participated. Congresspeople (members of the U.S. Senate and the U.S. House of Representatives) are then required to report transactions made by them and/or their immediate family members on STOCK Act filings, known as Periodic Transaction Reports (“PTRs”). PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the Ethics in Government Act of 1978, as amended (“EIGA”). PTRs are due within 30 days from when a Congressperson or their family member becomes aware of a transaction, but no later than 45 days from the date of the transaction.

The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Democratic Party and their family members. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Democratic Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as a member of the Democratic Party).

The Adviser will obtain and use information derived by a third-party data provider (the “Data Provider”) from PTRs filed by Democratic U.S. Congresspeople on their own behalf and on behalf of their family members (hereinafter referred to collectively as “Democratic U.S. Congresspeople”). See the discussion of the Fund’s data provider in the section of the Fund’s Prospectus titled “Data Provider.” The Adviser will use the data provided by the Data Provider to determine which equity securities of publicly traded companies, and how much of each equity security, to select for the Fund. The Fund will typically buy or sell a security when a position is reported as being bought or sold by Democratic U.S. Congresspeople. The Fund will base its purchases and sales of equity securities of publicly traded companies on trades reported in the PTRs by Democratic U.S. Congresspeople while in office. Because PTRs report a range of transaction values, the Adviser will adjust the relative composition of the Fund’s portfolio based on the midpoint of these ranges.

To manage the Fund’s portfolio, the Adviser will obtain and use information derived by the Data Provider from PTRs filed by Democratic U.S. Congresspeople for the past 3 years. Purchases made during that time will be netted against any sales of the same security when managing the Fund’s portfolio of equity securities. As the investment thesis of the Fund is to track the trading activity of Democratic U.S. Congresspeople while in office, equity securities acquired by Democratic U.S. Congresspeople prior to his or her swearing in (or the 3-year lookback period) are not considered when managing the Fund’s portfolio. To the extent a Democratic U.S. Congressperson sells equity securities that were acquired prior to his or her swearing in, the Adviser will not adjust the Fund’s portfolio.

Under normal circumstances, the Fund will invest in a portfolio of between 100 to 200 holdings. However, the number and size of positions held by the Fund will vary based on the number of positions traded by Democratic U.S. Congresspeople. Individual holdings will be weighted based on the level of reported trading in a security by Democratic U.S. Congresspeople. Securities with large purchases, recurring purchases and purchases from multiple Democratic U.S. Congresspeople will be overweighted. Securities with small purchases, recent sales and one-off trades by Democratic U.S. Congresspeople will be excluded or underweighted. The Adviser may exclude positions that are traded by Democratic U.S. Congresspeople at its discretion. Considerations for excluding a security include, but are not limited to, limited liquidity of such security and pending corporate actions that may impact such security.

When multiple PTRs are made available on the same day by different Democratic U.S. Congresspeople, trades of the same equity securities will be netted for purposes of adjusting the Fund’s portfolio. Trades reported in an individual PTR as bought and sold are excluded. The Fund will also exclude transactions in the securities underlying of any reported options contract trades. In addition to equity securities, the Fund will also transact in sector specific mutual funds and ETFs reported to have been traded on PTRs, but will exclude broad-based mutual fund and ETF trades. The Adviser may also refrain from making de minimis trades (small trades that represent less than 1% of the overall portfolio traded by Democratic U.S. Congresspeople), as such trades will likely have little to no economic impact on the Fund’s performance.

In an effort to achieve its goals, the Fund may engage in active and frequent trading. The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Unusual Whales Subversive Republican Trading ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of publicly-traded companies that sitting Republican members of the U.S. Congress and/or their family members (i.e., a spouse and/or any dependent children) also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act of 2012, as amended (“STOCK Act”).

Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of the U.S. Congress participated. Congresspeople (members of the U.S. Senate and the U.S. House of Representatives) are then required to report transactions made by them and/or their immediate family members on STOCK Act filings, known as Periodic Transaction Reports (“PTRs”). PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the Ethics in Government Act of 1978, as amended (“EIGA”). PTRs are due within 30 days from when a Congressperson or their family member becomes aware of a transaction, but no later than 45 days from the date of the transaction.

The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Republican Party and their family members. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Republican Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as a member of the Republican Party).

The Adviser will obtain and use information derived by a third-party data provider (the “Data Provider”) from PTRs filed by Republican U.S. Congresspeople on their own behalf and on behalf of their family members (hereinafter referred to collectively as “Republican U.S. Congresspeople”). See the discussion of the Fund’s data provider in the section of the Fund’s Prospectus titled “Data Provider.” The Adviser will use the data provided by the Data Provider to determine which equity securities of publicly traded companies, and how much of each equity security, to select for the Fund. The Fund will typically buy or sell a security when a position is reported as being bought or sold by Republican U.S. Congresspeople. The Fund will base its purchases and sales of equity securities of publicly traded companies on trades reported in the PTRs by Republican U.S. Congresspeople while in office. Because PTRs report a range of transaction values, the Adviser will adjust the relative composition of the Fund’s portfolio based on the midpoint of these ranges.

To manage the Fund’s portfolio, the Adviser will obtain and use information derived by the Data Provider from PTRs filed by Republican U.S. Congresspeople for the past 3 years. Purchases made during that time will be netted against any sales of the same security when managing the Fund’s portfolio of equity securities. As the investment thesis of the Fund is to track the trading activity of Republican U.S. Congresspeople while in office, equity securities acquired by Republican U.S. Congresspeople prior to his or her swearing in (or the 3-year lookback period) are not considered when managing the Fund’s portfolio. To the extent a Republican U.S. Congressperson sells equity securities that were acquired prior to his or her swearing in, the Adviser will not adjust the Fund’s portfolio.

Under normal circumstances, the Fund will invest in a portfolio of between 100 to 200 holdings. However, the number and size of positions held by the Fund will vary based on the number of positions traded by Republican U.S. Congresspeople. Individual holdings will be weighted based on the level of reported trading in a security by Republican U.S. Congresspeople. Securities with large purchases, recurring purchases and purchases from multiple Republican U.S. Congresspeople will be overweighted. Securities with small purchases, recent sales and one-off trades by Republican U.S. Congresspeople will be excluded or underweighted. The Adviser may exclude positions that are traded by Republican U.S. Congresspeople at its discretion. Considerations for excluding a security include, but are not limited to, limited liquidity of such security and pending corporate actions that may impact such security.

When multiple PTRs are made available on the same day by different Republican U.S. Congresspeople, trades of the same equity securities will be netted for purposes of adjusting the Fund’s portfolio. Trades reported in an individual PTR as bought and sold are excluded. The Fund will also exclude transactions in the securities underlying of any reported options contract trades. In addition to equity securities, the Fund will also transact in sector specific mutual funds and ETFs reported to have been traded on PTRs, but will exclude broad-based mutual fund and ETF trades. The Adviser may also refrain from making de minimis trades (small trades that represent less than 1% of the overall portfolio traded by Republican U.S. Congresspeople), as such trades will likely have little to no economic impact on the Fund’s performance.

In an effort to achieve its goals, the Fund may engage in active and frequent trading. The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.